Basis of preparation - Disclosure of sensitivity analysis for actuarial assumptions (Details) € in Millions	Dec. 31, 2023 EUR (€)
Pension benefits | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 584
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(559)
Pension benefits | Actuarial assumption of discount rates | Germany and France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	100
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(95)
Pension benefits | Actuarial assumption of discount rates | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	44
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(42)
Pension benefits | Actuarial assumption of discount rates | US and Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	434
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(416)
Pension benefits | Actuarial assumption of discount rates | Other
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	6
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (6)
Health care and life insurance plans | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Percentage of reasonably possible increase in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 68
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (66)
Health care and life insurance plans | Actuarial assumption of medical cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ (16)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 17